ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Additional Information To Statements Of Comprehensive Income
Revenues from sale	$ 23,393	$ 15,740
Revenues from lease	6,775	5,868
Revenues from sale related service	1,719	2,042
Revenues from other service	751	518
Total	$ 32,638	$ 24,168